Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
REX-Osprey(TM) XRP ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ XRP ETF
Class Name	REX-Osprey™ XRP ETF
Trading Symbol	XRPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX-Osprey™ XRP ETF for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/xrpr/. You can also contact us at 844-802-4004.
Additional Information Phone Number	844-802-4004
Additional Information Website	www.rexshares.com/xrpr/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ XRP ETF	$60	1.19%¹'²
¹	Annualized.
²	Gross expenses, excluding interest and tax expense, would have been 0.75% for the six months ended August 31, 2026.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[1],[2]
Net Assets	$ 53,009,816
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 192,542
Investment Company, Portfolio Turnover	24.81%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026 )
Fund Net Assets	$53,009,816
Number of Holdings	4
Total Net Advisory Fee	$192,542
Portfolio Turnover Rate	24.81%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of August 31, 2026 ) Sector Breakdown
*	Includes associated receivable account.

Largest Holdings [Text Block]
Top Holdings
XRP	58.34%
CoinShares XRP ETP	39.68%
First American Government Obligations Fund - Class X 3.582%	0.13%
Marex Repurchase Agreement 4.245% 9/3/2026	0.02%*
*	Includes associated receivable account.

[1]	Annualized.
[2]	Gross expenses, excluding interest and tax expense, would have been 0.75% for the six months ended August 31, 2026.